UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	July 31, 2022

Item #1. Reports to Stockholders.

INDEX	UBC Algorithmic Fundamentals ETF

ANNUAL REPORT

For the Period Ended July 31, 2022*

UBC Algorithmic Fundamentals ETF

*Commencement of Operations December 15, 2021

ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Shareholder Letter (unaudited)July 31, 2022

To UBC Algorithmic Fundamentals ETF (“UBCB” or “Fund”) investors,

With this being our inaugural annual letter, let us begin by thanking you for your interest and investment in our Fund. The information presented in this report period relates to the operations of UBC Algorithmic Fundamentals ETF for the fiscal year ended July 31, 2022.

UBCB is an exchange-traded fund that is actively managed by artificial intelligence algorithms that seek long-term capital appreciation. UBCB’s investments are sector agnostic and include cyclical, growth, and value equities. The Fund started trading on the NYSE Arca Exchange (NYSE Arca) on December 15, 2021. For this fiscal year, the Fund experienced strong headwinds as public equity markets negatively reacted to lingering Covid-19 cases, geo-political conflicts, inflationary pressures, higher interest rates, and recession fears. These headwinds caused a stronger negative impact on the equity market than initially anticipated, particularly for high market cap companies in the growth technology sector. During this period, the Federal Reserve increased the Federal Funds rate on four different occasions for a total amount of 2.25%.

Below is the performance (total return) for UBCB versus the S&P 500® Index benchmark.

	12/15/21 - 1/31/22	Q 1, 2022 2/1/22 - 4/30/22	Q 2, 2022 5/1/22 - 7/31/22	Since inception 12/15/21 - 7/31/22
UBCB NAV Return	-8.03%	-9.22%	2.20%	-14.67%
UBCB Market Return	-7.92%	-9.33%	1.12%	-15.57%
S&P 500® Index	-3.99%	-8.17%	0.39%	-11.49%

The S&P 500® Index (SPX): The S&P 500 Index (SPX), or Standard & Poor’s 500 Index, is a market-capitalization-weighted index of 500 leading publicly traded companies in the U.S.

As of July 31, 2022 the Fund’s top three sectors remained Information Technology, Consumer Discretionary, and Communication Services, totaling 61.99% of the portfolio compared to 81.72% at inception. Since inception, our algorithms have actively adjusted fund holdings to capture new potential opportunities based on the fluid market conditions. This led to the largest modification in sector weight from the Information Technology sector decreasing from 45.18% to 35.70% while the largest positive modification came from the Energy sector increasing from 0% to 7.60%. We also introduced option trading to seek increased returns.

UBC Algorithmic Fundamentals ETF

ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Shareholder Letter - continued (unaudited)July 31, 2022

Uncertainty about the economy and in particular inflation continues to drive stock market volatility. Inflation remains historically elevated and above the Federal Reserve’s target, although it eased slightly as commodity prices cooled. The Federal Open Market Committee raised interest in order to slow inflation.

Despite these headwinds, we are pleased with our portfolio’s continued improved performance against our benchmark since inception. Our machines actively and automatically invest, divest, and rebalance while our algorithms continue to evolve. We are optimistic that our proprietary AI-generated fundamentals and price discovery predictions will deliver long-term returns for our investors.

Sincerely,

Pouya Taaghol, PhD. Chief Executive Officer

Investors should consider the investment objectives, risks, charges and expenses carefully before investing. For a prospectus with this and other information about the Fund, please call (866) 465-2004 or visit our website at www.ubc-b.com. Read the prospectus carefully before investing.

Investing involves risk. Principal loss is possible. The fund is new with no track record for investors to evaluate.

The Fund’s performance depends on the skill of the Adviser and proprietary Artificial Intelligence “AI”-driven algorithms, in evaluating, selecting, and monitoring the portfolio. The Fund bears the risk that the quantitative models will not be successful in determining the investments and weightings for the Fund. Models are subject to modifications.

The Fund is non-diversified and may take larger positions in a smaller number of securities or be concentrated a particular sector. The Fund’s value could be adversely impacted by factors affecting a limited number of investments than if the Fund was diversified. The Fund may or may not engage in hedging strategies, including options and short sales. Short sales risk could occur if the market price of a borrowed security increases so that a fund could theoretically suffer a potentially unlimited loss.

There can be no assurance that hedging strategies will be successful in avoiding losses and hedged positions may perform less favorably in generally rising markets than unhedged ones.

ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Shareholder Letter - continued (unaudited)July 31, 2022

The Fund’s investments in foreign issuers will be through depositary receipts. These investments are subject to additional risks, including political and economic risks, currency fluctuations, regulatory and accounting differences which may create more volatility and less liquidity.

Distributed by Foreside Fund Services, LLC.

ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

(unaudited)

GROWTH OF $10,000 INVESTMENT IN THE
UBC ALGORITHMIC FUNDAMENTALS ETF VS. S&P 500® INDEX

$11
$10
$9
$8
$7
Thousands
$8,851
$8,533
12/15/21
12/31/21
1/31/22
2/28/22
3/31/22
4/30/22
5/31/22
6/30/22
7/31/22

Past performance is not predictive of future performance.

UBC Algorithmic Fundamentals ETF
S&P® 500 Index

Total Return Since Inception 12/15/2021 to 7/31/2022
UBC Algorithmic Fundamentals ETF (NAV)	-14.67%
UBC Algorithmic Fundamentals ETF (Market)	-15.57%
S&P 500® Index	-11.49%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The market price returns are calculated using the closing price.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The performance data quoted represents past performance and is not guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of July 31, 2022 and are subject to change at any time. For most recent information, please call 866-465-2004.

ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Portfolio Composition as of July 31, 2022 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Information Technology	35.70%
Consumer Discretionary	15.19%
Communication Services	11.10%
Energy	7.60%
Consumer Staples	6.76%
Healthcare	5.40%
Industrials	2.96%
Financials	2.93%
Materials	2.12%
Real Estate	0.96%
Utilities	0.96%
Money Market Fund	0.31%
Purchased Options	3.73%
95.72%

See Notes to Financial Statements

ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Schedule of InvestmentsJuly 31, 2022

		Shares	Fair Value
91.68%	COMMON STOCKS

11.10%	COMMUNICATION SERVICES
	Alphabet, Inc. - Class A*	1,152	$134,001
	Meta Platforms, Inc.*	272	43,275
			177,276

15.19%	CONSUMER DISCRETIONARY
	Amazon.Com, Inc.*	897	121,050
	Chipotle Mexican Grill Inc.*	11	17,206
	Dollar Tree, Inc.*	47	7,772
	O’Reilly Automotive Inc.*	11	7,739
	Tesla, Inc.*	91	81,122
	Ultra Beauty, Inc*	20	7,778
			242,667

6.76%	CONSUMER STAPLES
	Brown-Form Corp - B Class	104	7,719
	Campbell Soup Co.	156	7,699
	Costco Wholesale Corp.	44	23,817
	General Mills, Inc.	103	7,703
	Kellogg Co.	104	7,688
	Lamb Weston Holding, Inc.	96	7,647
	Monster Beverage Corp.*	77	7,671
	PepsiCo Corp.	135	23,620
	Sysco Corp.	170	14,433
			107,997

7.60%	ENERGY
	Chevron Corp.	41	6,715
	ConocoPhillips	68	6,625
	Coterra Energy Inc.	512	15,662
	Devon Energy Corp.	122	7,668
	Exxon Mobil Corp.	174	16,866
	Hess Corp.	149	16,758

UBC Algorithmic Fundamentals ETF

Schedule of Investments - continuedJuly 31, 2022

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Fair Value
	Phillips 66	190	$16,910
	Pioneer Natural Resources Co.	73	17,297
	Valero Energy Corp.	153	16,948
			121,449

2.93%	FINANCIALS
	Cboe Global Markets, Inc.	62	7,649
	FactSet Research Systems, Inc.	34	14,609
	NASDAQ Inc.	93	16,824
	The Progressive Corp.	67	7,709
			46,791

5.40%	HEALTH CARE
	AbbVie, Inc.	118	16,934
	AmerisourceBergen Corp.	108	15,760
	Amgen, Inc.	31	7,672
	Cardinal Health, Inc.	130	7,743
	Centene Corp.*	82	7,623
	Cigna Corp.	28	7,710
	Eli Lilly and Company	23	7,583
	United Health Group, Inc.	14	7,593
	Waters Corp.*	21	7,645
			86,263

2.96%	INDUSTRIALS
	Howmet Aerospace, Inc.	208	7,723
	Northrop Grumman Corp.	16	7,662
	Paccar, Inc.	181	16,565
	Quanta Services, Inc.	55	7,630
	Rollins Inc.	198	7,637
			47,217

35.70%	INFORMATION TECHNOLOGY
	ANSYS Inc.*	56	15,624
	Apple Inc.	1,424	231,414
	Broadcom Inc.	38	20,348

See Notes to Financial Statements

ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Schedule of Investments - continuedJuly 31, 2022

		Shares	Fair Value
	Citrix Systems, Inc.	76	$7,707
	Enphase Energy, Inc.*	59	16,767
	Microsoft Corp.	649	182,200
	Monolithic Power Systems, Inc.	37	17,195
	NVIDIA Corp.	243	44,136
	ON Semiconductor Corp.*	285	19,032
	Western Digital Corp.	326	16,007
			570,430

2.12%	MATERIALS
	The Mosaic Co.	324	17,062
	Packaging Corp. of America	120	16,873
			33,935

0.96%	REAL ESTATE
	Realty Income Corp.	104	7,695
	VICI Properties, Inc.	224	7,659
			15,354

0.96%	UTILITIES
	The Southern Co.	100	7,689
	WEC Energy Group, Inc.	74	7,682
			15,371

91.68%	TOTAL COMMON STOCKS		1,464,750
	(Cost: $1,529,002)

0.31%	MONEY MARKET FUND^
	Dreyfus Treasury Securities Cash Management 0.65%**	5,021	5,021
	(Cost: $5,021)

UBC Algorithmic Fundamentals ETF

Schedule of Investments - continuedJuly 31, 2022

See Notes to Financial Statements

ANNUAL REPORT

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
3.73%	PURCHASED OPTIONS

3.73%	CALL OPTIONS
	SPDR S&P 500 ETF Trust	50	$2,100,000	$420.00	10/21/22	$59,600

3.73%	TOTAL PURCHASED OPTIONS					59,600
	(Cost: $62,152)

95.72%	TOTAL INVESTMENTS					1,529,371
	(Cost: $1,596,175)
4.28%	Other assets, net of liabilities					68,358
100.00%	NET ASSETS					$1,597,729

*Non-income producing

**Effective 7 day yield as of July 31, 2022

^All or a portion of the money market fund is held as collateral for options purchased.

See Notes to Financial Statements

ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Statement of Assets and LiabilitiesJuly 31, 2022

ASSETS
Investments at fair value (cost of $1,596,175) (Note 1)	$1,529,371
Cash	54,764
Cash at broker	53,232
Receivable for securities sold	381,142
Dividends receivable	299
TOTAL ASSETS	2,018,808

LIABILITIES
Accrued advisory fees	932
Payable for investments purchased	420,147
TOTAL LIABILITIES	421,079
NET ASSETS	$1,597,729

Net Assets Consist of:
Paid-in capital	$1,802,038
Distributable earnings (accumulated deficit)	(204,309)
Net Assets	$1,597,729

NET ASSET VALUE PER SHARE
Net Assets	$1,597,729
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	75,000
Net Asset Value and Offering Price Per Share	$21.30

See Notes to Financial Statements

ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Statement of OperationsDecember 15, 2021* through July 31, 2022

INVESTMENT INCOME
Dividend income	$7,988
Total investment income	7,988

EXPENSES
Investment advisory fees (Note 2)	6,427
Total expenses	6,427
Net investment income (loss)	1,561

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(207,911)
Net realized gain (loss) on options purchased	26,455
Net realized gain (loss) on investments and options purchased	(181,456)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(64,252)
Net increase (decrease) in unrealized appreciation (depreciation) on options purchased	(2,552)
Net unrealized gain (loss) on investments and options purchased	(66,804)
Net realized and unrealized gain (loss)	(248,260)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(246,699)

*Commencement of Operations

UBC Algorithmic Fundamentals ETF

Statement of Changes in Net Assets

See Notes to Financial Statements

ANNUAL REPORT

December 15, 2021* through July 31, 2022
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$1,561
Net realized gain (loss) on investments and options purchased	(181,456)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and options purchased	(66,804)
Increase (decrease) in net assets from operations	(246,699)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(1,561)
Return of capital	(531)
Decrease in net assets from distributions	(2,092)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	2,374,405
Shares redeemed	(527,885)
Increase (decrease) in net assets from capital stock transactions	1,846,520

NET ASSETS
Increase (decrease) during period	1,597,729
Beginning of period	—
End of period	$1,597,729

*Commencement of Operations

UBC Algorithmic Fundamentals ETF

Financial HighlightsSelected Per Share Data Throughout the Period

See Notes to Financial Statements

ANNUAL REPORT

December 15, 2021(2) through July 31, 2022
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.02
Net realized and unrealized gain (loss) on investments	(3.69)
Total from investment activities	(3.67)
Distributions
Net investment income	(0.02)
Return of capital	(0.01)
Total distributions	(0.03)
Paid-in capital from redemption fees
Net asset value, end of period	$21.30
Total Return(3)	(14.67% )
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.75%
Net investment income	0.18%
Portfolio turnover rate(5)	253.27%
Net assets, end of period (000’s)	$1,598

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of Operations.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets has been annualized.

(5)Portfolio turnover rate is for the period December 15, 2021 through July 31, 2022 and excludes the effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized.

ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Notes to Financial StatementsJuly 31, 2022

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The UBC Algorithmic Fundamentals ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on December 15, 2021.

The Fund’s objective is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Trust’s fair value committee in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

Options are valued using the last quoted sales traded price each day. In the absence of that, options are valued by a pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including current market price, strike price, implied

ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJuly 31, 2022

volatility, interest rate and maturity date of the option. Generally, trading in money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The Fund values these securities using the last quoted sales price each day.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJuly 31, 2022

The following is a summary of the level of inputs used to value the Fund’s investments as of July 31, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,464,750	$—	$—	$1,464,750
Money Market Fund	5,021	—	—	5,021
Purchased Options	59,600	—	—	59,600
	$1,529,371	$—	$—	$1,529,371

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

There were no transfers into or out of any levels during the period December 15, 2021 to July 31, 2022. The Fund held no Level 3 securities at any time during the period December 15, 2021 to July 31, 2022.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that

ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJuly 31, 2022

it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended July 31, 2022, such reclassifications were as follows:

Distributable earnings (accumulated deficit)	$43,951
Paid-in capital	$(43,951)

Derivatives

The Fund utilizes derivatives to achieve its investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.

The following are derivatives held by the Fund on July 31, 2022.

Derivative Purchased Options	Fair Value Asset Derivatives
Purchased Options	$59,600*

*Statement of Assets and Liabilities Location: Investments at fair value.

ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJuly 31, 2022

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the period ended July 31, 2022 is as follows:

Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) On Derivatives Recognized in Income**
Purchased Options	$26,455	$(2,552)

*Statement of Operations location: Net realized gain (loss) on options purchased.

**Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on options purchased.

The derivative instruments outstanding as of July 31, 2022 disclosed above, and their effect on the Statement of Assets and Liabilities and Statement of Operations for the period ended July 31, 2022, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average volume for the period:

Average notional value of:
Purchased Options	$2,100,000

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security to/from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

Purchased option contracts – When the Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of

ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJuly 31, 2022

options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

If a closing purchase or sale transaction is used to terminate the Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement

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UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJuly 31, 2022

System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of July 31, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value
UBC Algorithmic Fundamentals ETF	25,000	$250	$532,500

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

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UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJuly 31, 2022

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Ultra Blue Capital, LLC (the “Advisor”) currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes the Fund with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Fund’s sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Fund, to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.75%.

The Advisor has retained Toroso Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor of 0.04%, which is calculated daily and paid monthly, based on the Fund’s average daily net assets, subject to a minimum of $30,000 per year.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund, subject to minimum of $25,000 per year. The Advisor pays these fees.

ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJuly 31, 2022

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Tom Carter, Vice President of the Trust, is President of Ridgeline Research, an investment advisor to the Trust. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King, Mr. Malaspina or Mr. Carter receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC, serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the period ended July 31, 2022 were as follows:

Purchases	Sales
$3,257,669	$3,334,691

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended July 31, 2022 were as follows:

Purchases	Sales	Realized Gain (Loss)
$2,329,175	$515,214	$(33,471)

The difference between book basis and tax basis distributable earnings is attributable primarily to the deferral of wash sale losses.

ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJuly 31, 2022

NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions during the period ended July 31, 2022 were as follows:

Distributions paid from:
Ordinary income	$1,561
Return of capital	531
$2,092

As of July 31, 2022, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

Accumulated net realized gain (loss) on investments	$(54,889)
Net unrealized appreciation (depreciation) on investments	(149,420)
$(204,309)

As of July, 31, 2022, the Fund had a capital loss carryforward of $54,889. This loss carryforward is considered short term and may be carried forward indefinitely.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$1,678,792	$ —	$(149,420)	$(149,420)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJuly 31, 2022

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period ended July 31, 2022
Shares sold	100,000
Shares reinvested	—
Shares redeemed	(25,000)
Net increase (decrease)	75,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

As with all funds, a shareholder is subject to the risk that an investment in the Fund could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. These risks may impact the Fund directly or indirectly through the Fund’s investments in ETFs. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJuly 31, 2022

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the ETF, investments in ETFs are subject to the following additional risks: (1) an ETF’s shares may trade above or below its net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted by the listing exchange; (4) a passively managed ETF may not track the performance of the reference asset; and (5) a passively managed ETF may hold troubled securities. Investment in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETF in which it invests. Further, certain ETFs in which the Fund may invest are leveraged, which may result in economic leverage, permitting the Fund to gain exposure that is greater than would be the case in an unlevered instrument and potentially resulting in greater volatility.

Market Risk. The value of securities in the Fund’s overall portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period. The Fund’s performance is highly correlated with the broader stock market and hence carries systematic market risk.

Management Risk. The strategies used by the Advisor may fail to produce the intended result.

Quantitative Security Selection Model Risk. The Advisor relies on a proprietary investment process that it developed based on rigorous back-testing of the proprietary strategies that deploy certain assumptions and elections over various market periods. Back testing is the process of assessing how well a trading/investment strategy or analytical method could perform, based on historical data. It is a key component of the Fund’s strategy and allows the Advisor to test how a particular strategy has performed in certain market conditions, but the use of back testing does not guarantee that such performance will be repeated. The Fund bears the risk that the quantitative models used by the Fund will not be successful in forecasting market returns or in determining the investments and weighting of such investments for the Fund. The Advisor will continue to test,

ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJuly 31, 2022

evaluate and add new models, which may result in the modification of existing models from time to time and there can be no assurance that the current iteration of a model will be employed at any point in the future.

Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Growth Style Risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing. In addition, there may be periods during which the investment performance of the Fund while using a growth strategy may suffer.

Value Style Risk. Value stocks present the risk that the securities may never reach what the Advisor believes are their full market values, either because the market fails to recognize what the Advisor considers to be the security’s true value or because the Advisor misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

Risks of Investment Selection. The Fund’s investment success depends on the skill of the Advisor, including the Advisor’s proprietary AI-driven algorithms, in evaluating, selecting, and monitoring the portfolio assets. If the Advisor’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Non-Diversification Risk. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment or limited number of investments. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Portfolio Turnover Rate Risk. A fund with a high rate of portfolio turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. A fund with a high rate of portfolio turnover may also pay more brokerage commissions and may be more likely to incur other transaction costs (including imputed transaction costs), which may detract from performance. The Fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transactions costs it incurs will vary over time based on market conditions.

ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJuly 31, 2022

New Fund Risk. The Fund is a new ETF and as a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in the Fund’s shares. If the Fund does not grow its assets to a viable level it may be difficult for the Advisor to implement the Fund’s investment strategies and achieve the desired portfolio diversification.

New Advisor Risk. The Advisor has not previously managed an ETF, but the Advisor has experience managing hedge funds that make investment decisions using proprietary machine-learning algorithms similar to those being used for the Fund.

Options Risk. The Fund’s use of options may result in the Fund being exposed to the following risks:

•the writer of an option may be assigned an exercise at any time during the option period;

•disruptions in the markets for underlying instruments could result in losses for options investors;

•imperfect or no correlation between the option and securities being hedged;

•the insolvency of a broker could present risks for the broker’s customers; and

•market imposed restrictions may prohibit the exercise of certain options.

In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund, which may reduce returns. When the Fund sells call options, it receives cash (premium received) but limits its opportunity to profit from an increase in the market value of the underlying instrument to the exercise price (plus the premium received).

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

•Trading Issues Risk. Although it is expected that shares of the Fund will remain listed for trading on NYSE Arca (the “Exchange”), trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable, such as extraordinary market volatility. There can

ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJuly 31, 2022

be no assurance that Fund shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund. This adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

•Market Price Variance Risk. The market prices of shares of the Fund will fluctuate in response to changes in the Fund’s net asset value (“NAV”) and supply and demand for Fund shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Fund shares may trade at a discount to NAV. The market price of Fund shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the Fund bought or sold.

•Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Notes to Financial Statements - continuedJuly 31, 2022

Other Risks for the Fund

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the ongoing COVID-19 pandemic, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants, or issuers of securities in which the Fund invests.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders UBC Algorithmic Fundamentals ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of UBC Algorithmic Fundamentals ETF (the “Fund”), a series of ETF Opportunities Trust, as of July 31, 2022, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period December 15, 2021 (commencement of operations) through July 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, the results of its operations, changes in net assets, and the financial highlights for the period December 15, 2021 (commencement of operations) through July 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
September 29, 2022

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 866-465-2004.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (67) Trustee	Indefinite, Since December 2019	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	13	World Funds Trust for the twenty series of that Trust (registered investment company)
Mary Lou H. Ivey (64) Trustee	Indefinite, Since December 2019	Senior Vice President, Episcopal Church Building Fund (national nonprofit organization), since January 2022.Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), 2008-2021.	13	World Funds Trust for the twenty series of that Trust (registered investment company)
Theo H. Pitt, Jr. (86) Trustee	Indefinite, Since December 2019	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	13

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the fourteen series of that trust; and World Funds Trust for the twenty series of that Trust (all registered investment companies)

Kevin Farragher (64) Trustee	Indefinite, Since December 2019	Senior Product Specialist, Valkyrie Investments, January 2022 to present; Independent Consultant 2014-2021.	13	None

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (58) President	Indefinite, Since December 2019	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency), October 2013 – present.
Thomas A. Carter (55) Vice President	Indefinite, Since December 2019	President Ridgeline Research September 2019 through present; President ALPS Advisors and ALPS Portfolio Solutions Distributors 2007 – November 2018. Garden leave November 2018 – September 2019.
Karen M. Shupe (58) Treasurer and Principal Executive Officer	Indefinite, Since December 2019	Managing Director Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (67) Assistant Treasurer and Principal Financial Officer	Indefinite, Since December 2019	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (53) Secretary	Indefinite, Since December 2019	Attorney, PractusTM LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
J. Stephen King (59) Assistant Secretary	Indefinite, Since September 2022	Attorney, PractusTM LLP (law firm), 2020 to present; The TCW Group, Inc. (investment management firm), 2017 to 2020.
Gino E. Malaspina (54) Assistant Secretary	Indefinite, Since September 2022

Counsel, PractusTM LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.

Holly B. Giangiulio (60) Assistant Secretary	Indefinite, Since December 2019	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Laura B. Wright (50) Assistant Secretary	Indefinite, Since May 2022	Fund Administrator, Commonwealth Fund Services, Inc., 2016 to present.
Julian G. Winters (53) Chief Compliance Officer	Indefinite, Since December 2019	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 866-465-2004 or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 866-465-2004 or on the SEC’s website at http://www.sec.gov.

ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, February 1, 2022 and held for the six months ended July 31, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

UBC Algorithmic Fundamentals ETF

Fund Expenses (unaudited) - continued

ANNUAL REPORT

	Beginning Account Value 2/1/22	Ending Account Value 7/31/22	Annualized Expense Ratio	Expenses Paid During Period Ended* 7/31/22
UBC Algorithmic Fundamentals ETF	$1,000.00	$ 964.30	0.75%	$3.65
Hypothetical**	$1,000.00	$1,021.08	0.75%	$3.76

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses.

ANNUAL REPORT

UBC Algorithmic Fundamentals ETF

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this annual report.

Investment Advisor:

Ultra Blue Capital, LLC
1735 Technology Drive, Suite 650
San Jose, California 95110

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Fund Accountant, Transfer Agent and Custodian:

Citibank, N.A. and Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, Ohio 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.

CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $14,000 for 2022 and $0 for 2021.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2022 and $0 for 2021.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,000 for 2022 and $0 for 2021. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2022 and $0 for 2021.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant’s principal  accountant to the UBC Algorithmic Fundamentals ETF.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)           0%

(d)           NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2022 and $0 for 2021.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

(i) Not applicable.

(j) Not applicable.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.

SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.

CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.

DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.                      EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 7, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: October 7, 2022

* Print the name and title of each signing officer under his or her signature.